SUBSEQUENT EVENTS (Details) $ in Millions, Rp in Billions					1 Months Ended		12 Months Ended
	Jun. 11, 2020 IDR (Rp)	May 11, 2020 USD ($)	May 11, 2020 IDR (Rp)	Jan. 10, 2020 IDR (Rp)	Mar. 31, 2020	Jan. 31, 2020 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program authorized amount								Rp 1,500.0
Repayments of borrowings, classified as financing activities							$ 1,309.0	18,176.0	Rp 27,113.0	Rp 9,289.0
Proceeds from loans and other borrowings							$ 1,911.0	Rp 26,524.0	Rp 35,364.0	Rp 12,169.0
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of non-adjusting events after reporting period [line items]
Applicable tax rate					20.00%
Annual Decrease of Tax Rate					3.00%
Changes in tax rates or tax laws enacted or announced [member] | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Applicable tax rate					22.00%
Changes in tax rates or tax laws enacted or announced [member] | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Applicable tax rate					25.00%
Refund of Taxes | VAT 2011
Disclosure of non-adjusting events after reporting period [line items]
Refund tax received						Rp 29.6
Refund of Taxes | VAT 2017
Disclosure of non-adjusting events after reporting period [line items]
Refund tax received						Rp 747.0
TII | Repayment of Borrowings | MUFG Bank, Ltd. ("MUFG Bank")
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid		$ 6.7	Rp 101.0
Bank Mandiri | Repayment of Loan | Bank loans
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities				Rp 3,000.0
Telkomsel | Repayment of Loan | Bank Mandiri Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Loans fully paid	Rp 3,000.0